Hybrid Bonds	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Hybrid Bonds
25.	Hybrid Bonds

(a) Hybrid bonds classified as equity as of December 31, 2016 and 2017 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2016		2017
	(in millions of Won)
Hybrid bond 1-1 (*1)	2013-06-13	2043-06-13	4.30	￦	800,000	800,000
Hybrid bond 1-2 (*1)	2013-06-13	2043-06-13	4.60		200,000	200,000
Issuance cost					(3,081)	(3,081)

				￦	996,919	996,919

(*1)	Details of hybrid bonds as of December 31, 2017 are as follows:

	Hybrid bond 1-1	Hybrid bond 1-2
(in millions of Won)
Issue price	800,000	200,000

Maturity date	30 years (POSCO has a right to extend the maturity date)

Interest rate	Issue date ~ 2018-06-12: 4.3%
Reset every 5 years as follows;
· After 5 years: return on government bond (5 years) + 1.3%
· After 10 years: additionally +0.25% according to Step-up clauses
· After 25 years: additionally +0.75%	Issue date ~ 2023-06-12: 4.6%
Reset every 10 years as follows;
· After 10 years: return on government bond (10 years) + 1.4%
· After 10 years: additionally +0.25% according to Step-up clauses
· After 30 years: additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)

Others	POSCO can call the hybrid bond at year 5 and interest payment date afterwards	POSCO can call the hybrid bond at year 10 and interest payment date afterwards

The hybrid bond holders’ preference in the event of liquidation is higher than the common stock holders, but lower than other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2017 amounts to ￦2,389 million.

(b) POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling interests in the consolidated financial statements. Hybrid bonds as of December 31, 2016 and 2017 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2016		2017
	(in millions of Won)
Hybrid bond 1-1 (*1)	2013-08-29	2043-08-29	4.66	￦	165,000	165,000
Hybrid bond 1-2 (*1)	2013-08-29	2043-08-29	4.72		165,000	165,000
Hybrid bond 1-3 (*1)	2013-08-29	2043-08-29	4.72		30,000	30,000
Hybrid bond 1-4 (*1)	2013-08-29	2043-08-29	5.21		140,000	140,000
Issuance cost					(1,532)	(1,532)

				￦	498,468	498,468

(*1)	Details of issuance of hybrid bonds of POSCO ENERGY CO., LTD. as of December 31, 2017 are as follows:

	Hybrid bond 1-1	Hybrid bond 1-2 and 1-3	Hybrid bond 1-4
(in millions of Won)
Issue price	165,000	195,000	140,000

Maturity date	30 years (The Company has a right to extend the maturity date)

Interest rate	Issue date ~ 2018-08-29: 4.66% Reset every 5 years as follows;	Issue date ~ 2018-08-29: 4.72% Reset every 5 years as follows;	Issue date ~ 2023-08-29: 5.21% Reset every 10 years as follows;
	· After 5 years: return on government bond (5 years) + 1.39%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%	· After 5 years: return on government bond (5 years) + 1.45%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%	· After 10 years: return on government bond (10 years) + 1.55%· After 10 years: additionally +0.25% according to Step-up clauses · After 30 years: additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company but for hybrid bond 1-3, the Company pays every quarter(3/30, 6/30, 9/30, 12/30))

Others	The issuer can call the hybrid bond at year 5 and interest payment date afterwards		The issuer can call the hybrid bond at year 10 and interest payment date afterwards

The hybrid bond holders’ preference in the event of liquidation is higher than the common stock holders, but lower than other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2017 amounts to ￦2,004 million.